Other Payables - Schedule of Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Other Payables [Line Items]
Share-based payment plans	$ 156.5	$ 45.4
Provisions related to payroll	123.6	123.0
Provision for employee profit sharing	72.3	66.2
Other accounts payable	55.7	54.7
Contractual obligations	33.1	24.0
Facility accounts payable	23.1	8.5
Royalties to be paid to the Brazilian Air Force	15.0	7.7
Dividends payable	9.2	0.9
Commission payable	3.1	10.4
Insurance	2.5	4.9
Recourse and non-recourse debt	1.1	2.9
Accounts payable from financial guarantees	5.8	0.0
Other payables	521.0	387.7
Current portion	359.8	332.3
Non-current portion	161.2	55.4
Tempest Servicos de Informatica S A [Member]
Disclosure Of Detailed Information About Other Payables [Line Items]
Non-controlling purchase options	0.0	15.1
Eve Holding Inc [Member]
Disclosure Of Detailed Information About Other Payables [Line Items]
Non-controlling purchase options	$ 20.0	$ 24.0